Period	Collection	Accrual	Distribution
From	01-Sep-17	15-Sep-17	16-Oct-17
To	30-Sep-17	16-Oct-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2015-A balances were:

Notes		$900,000,000.00
	A1	550,000,000.00
	A2	350,000,000.00
Principal Amount of Debt		900,000,000.00
Required Overcollateralization		$105,570,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		1,005,570,000.00

Required Participation Amount		$555,570,000.00
Excess Receivables		$633,040,055.59

Total Collateral		1,188,610,055.59
Collateral as Percent of Notes		132.07%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,695,976,700.15
Total Principal Collections	($1,861,685,313.33)
Investment in New Receivables	$1,844,855,041.93
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($688,412,489.68)
Less Servicing Adjustment	($5,220,022.52)

Ending Balance	$4,985,513,916.55

SAP for Next Period	23.84%

Average Receivable Balance	$4,993,143,668.98
Monthly Payment Rate	37.28%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,330,761.67
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,330,761.67

Exhibit 99.1

Series Allocation Percentage at Month-End	23.84%
Floating Allocation Percentage at Month-End	93.27%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
1/16/2018	7/1/2017	No

Accumulation Account
Beginning	300,000,000.00
Payout	—
Additions	150,000,000.00

Ending Balance	450,000,000.00

Distributions to Investors
A1 Days	31
A1 LIBOR	1.234440%
A1 Applicable Margin	0.400000%

	1.634440%
		1.56%
A2 Days	30
A2 Fixed Rate	1.440000%

	Actual	Per $1000
Interest A1	774,088.94	0.77
Principal A1	—	$0.00

		0.77

	Actual	Per $1000
Interest A2	420,000.00	0.42
Principal A2	—	$0.00

		0.42

Total Due Investors	1,194,088.94	1.540760%
Servicing Fee	$925,950.00

Excess Cash Flow	1,511,392.80

Reserve Account
Required Balance	$4,500,000.00
Current Balance	$4,500,000.00

Deficit/(Excess)	$—